Red Hat, Inc.

1801 Varsity Drive

Raleigh, NC 27606

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Re:	Red Hat, Inc.

Commission File No. 0-26281

Annual Report on Form 10-K

Ladies and Gentlemen:

Red Hat, Inc. (the “Company”) hereby transmits for filing under the reporting requirements of the Securities Exchange Act of 1934, as amended, the Company’s Annual Report on Form 10-K for the fiscal year ended February 28, 2005 complete with financial statement schedules and exhibits.

The Company’s financial statements filed as part of the Form 10-K do not reflect a change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.

Please call the undersigned if you have any questions regarding this matter at 919-754-3700.

Very truly yours,

/s/ Charles E. Peters, Jr.

Charles E. Peters, Jr.

Executive Vice President

and Chief Financial Officer

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